Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Vitesse Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41546
Entity Tax Identification Number	88-3617511
Entity Address, Address Line One	5619 DTC Parkway,
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Greenwood Village,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(720)
Local Phone Number	361-2500
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001944558
Amendment Flag	false